Accounts Receivable, Net - Schedule of Movements of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Schedule of Movements of Allowance for Credit Losses [Abstract]
Opening balance		¥ 41	¥ 191
Write offs			(150)
Allowance for expected losses	$ 32	220
Ending balance		¥ 261	¥ 41	¥ 191